Acquisition (narrative) (detail) (USD $)	12 Months Ended		12 Months Ended
	Mar. 31, 2013 Independent Foods [Member]	Jan. 15, 2013 Independent Foods [Member]	Mar. 31, 2011 Lebanon [Member]	Aug. 06, 2010 Lebanon [Member]
Business Acquisition [Line Items]
Purchase Price	$ 5,000,000	$ 5,000,000	$ 20,300,000	$ 20,300,000
Gain on Purchase of Business	2,000,000		700,000
Liabilities acquired		$ 19,500,000